Summary of Noncontrolling Interests (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Abstract]
Decrease in carrying value of noncontrolling interests for purchase of noncontrolling interests in subsidiaries	$ 2,053	$ 6,297
Increase in Company’s capital in excess of par value for purchase of noncontrolling interests in subsidiaries	(1,334)	995
Total cash consideration paid in exchange for purchase of noncontrolling interests	$ 719	$ 7,292